BALANCE SHEET	Jun. 30, 2021 USD ($)
Current Assets:
Cash	$ 0
Short term prepaid insurance	560,596
Total Current Assets	560,596
Cash equivalents held in Trust Account	350,005,400
Long term prepaid insurance	411,616
Total assets	350,977,612
Current liabilities:
Accounts payable	625,004
Franchise tax payable	83,288
Total current liabilities	708,292
Warrant liabilities	48,166,668
Deferred underwriting fee payable	12,250,000
Total liabilities	61,124,960
Commitments and Contingencies
Class A common stock subject to possible redemption, 35,000,000 shares at $10.00 per share	350,000,000
Stockholders' Equity (Deficit)
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital	0
Accumulated deficit	(60,148,223)
Total stockholders' equity (deficit)	(60,147,348)
Total liabilities and stockholders' equity (deficit)	350,977,612
Class A Common Stock
Stockholders' Equity (Deficit)
Common stock value	0
Total stockholders' equity (deficit)	0
Class B Common Stock
Stockholders' Equity (Deficit)
Common stock value	875
Total stockholders' equity (deficit)	$ 875